Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Contracts
Port	Minimum movement per year	Maturity
Aratu (*)	900,000 ton.	2022
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	465,403 ton.	2031
Itaqui	1,468,105 m3	2049

(*) Contract in renovation phase with the competent organ.